Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost of fixed-maturity securities available-for-sale	$ 79,180,533	$ 72,953,379
Fair value through income, amortized cost	36,474	40,535
Held to maturity, fair value	5,279	204,489
Mortgage loans, valuation allowances	37,400	35,000
Available-for-sale equity, at cost	71,005	6,180
Trading securities, at cost	299,017	296,992
Receivables, allowance for uncollectible	5,560	6,631
Account balances and future policy benefit reserves, fair value	$ 1,055,301	$ 392,388
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,000,001	20,000,001
Common stock, shares outstanding	20,000,001	20,000,001
Class A, Series A preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	8,909,195	8,909,195
Preferred stock, shares issued	8,909,195	8,909,195
Preferred stock, shares outstanding	8,909,195	8,909,195
Preferred stock, liquidation preference	$ 1,560	$ 1,560
Class A, Series B preferred stock
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,994,289	9,994,289
Preferred stock, shares outstanding	9,994,289	9,994,289
Preferred stock, liquidation preference	$ 1,750	$ 1,750